Loans Receivable, Net - Summary of Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable Allowance For Credit Losses [Line Items]
Personal loans	$ 3,450	$ 8,981
Allowance for loan losses
Allowance for loan losses	(2,955)	(554)	$ (99)
Loans receivable, net	495	8,427
Personal Loans
Financing Receivable Allowance For Credit Losses [Line Items]
Personal loans	3,450	8,981
Allowance for loan losses
Individually assessed	(255)	(114)
Collectively assessed	(2,700)	(440)
Allowance for loan losses	(2,955)	(554)
Loans receivable, net	$ 495	$ 8,427